UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. - GROWTH FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA GROWTH Fund

                               [GRAPHIC OF USAA GROWTH FUND]

            A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                    5

FINANCIAL INFORMATION

     Distributions to Shareholders                                           14

     Report of Independent Registered Public Accounting Firm                 15

     Portfolio of Investments                                                16

     Notes to Portfolio of Investments                                       21

     Financial Statements                                                    22

     Notes to Financial Statements                                           25

     Expense Example                                                         38

DIRECTORS' AND OFFICERS' INFORMATION                                         40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "
                                              ALTHOUGH STOCK PRICES MAY
                                        CONTINUE TO FLUCTUATE . . . WE BELIEVE
[PHOTO OF CHRISTOPHER W. CLAUS]          THEY HAVE THE POTENTIAL TO END 2004
                                                  ON A POSITIVE NOTE.
                                                           "

                                                                    August 2004
--------------------------------------------------------------------------------

                 Yield relief is on the way.

                 The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                 Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                 Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                 In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 Thank you for allowing us to help you with your investment goals.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                       7/31/04                     7/31/03
--------------------------------------------------------------------------------
Net Assets                         $795.0 Million               $769.7 Million
Net Asset Value Per Share              $11.78                       $11.29

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/04
--------------------------------------------------------------------------------

1 YEAR                             5 YEARS                        10 YEARS
4.39%                              -10.92%                         3.05%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 RUSSELL 1000         LIPPER LARGE-CAP       LIPPER LARGE-CAP
                    GROWTH                GROWTH                 GROWTH           USAA GROWTH
                    INDEX              FUNDS AVERAGE           FUNDS INDEX            FUND
                 ------------         ----------------       ----------------     -----------
 7/31/1994        $10000.00             $10000.00              $10000.00           $10000.00
 8/31/1994         10556.71              10547.70               10512.62            10952.92
 9/30/1994         10414.01              10346.05               10262.20            10862.20
10/31/1994         10658.54              10572.98               10525.11            10862.20
11/30/1994         10316.88              10170.42               10136.87            10640.09
12/31/1994         10489.72              10252.26               10215.83            10369.88
 1/31/1995         10714.14              10338.24               10295.46            10840.94
 2/28/1995         11162.99              10705.27               10649.96            11000.17
 3/31/1995         11488.58              11023.12               10952.42            11457.95
 4/30/1995         11739.80              11241.56               11251.17            11789.68
 5/31/1995         12148.46              11606.14               11623.15            12161.22
 6/30/1995         12617.36              12198.00               12216.88            12247.47
 7/31/1995         13141.70              12833.46               12881.25            12645.55
 8/31/1995         13156.05              12908.01               12952.75            12678.72
 9/30/1995         13762.48              13361.27               13433.75            12870.08
10/31/1995         13772.01              13266.03               13357.54            12515.86
11/30/1995         14307.29              13707.92               13777.77            13254.21
12/31/1995         14389.31              13651.00               13783.14            13693.98
 1/31/1996         14870.63              13986.51               14188.53            14076.93
 2/29/1996         15142.60              14354.97               14507.57            14693.90
 3/31/1996         15162.03              14394.92               14514.45            14708.08
 4/30/1996         15560.95              14871.13               14859.90            15403.07
 5/31/1996         16104.69              15291.71               15298.43            15466.89
 6/30/1996         16126.56              15106.76               15160.52            14956.29
 7/31/1996         15181.71              14162.63               14348.74            14218.76
 8/31/1996         15573.56              14668.14               14779.58            14452.78
 9/30/1996         16707.59              15659.42               15808.22            14781.98
10/31/1996         16808.26              15716.37               16005.25            15015.55
11/30/1996         18070.26              16682.95               17040.13            16338.70
12/31/1996         17716.47              16327.45               16617.00            16131.77
 1/31/1997         18959.07              17322.82               17670.15            16919.52
 2/28/1997         18830.70              16994.85               17416.54            17073.65
 3/31/1997         17811.66              16100.31               16524.00            16320.14
 4/30/1997         18994.41              16945.59               17430.80            16011.89
 5/31/1997         20365.16              18160.57               18614.03            17972.71
 6/30/1997         21180.20              18892.24               19393.41            18186.77
 7/31/1997         23053.41              20686.33               21246.81            20258.90
 8/31/1997         21704.09              19740.83               20088.00            19890.71
 9/30/1997         22772.13              20836.13               21197.54            19945.77
10/31/1997         21930.45              20028.64               20461.61            18075.85
11/30/1997         22861.95              20419.68               20916.42            17298.98
12/31/1997         23118.05              20647.49               21201.78            16726.50
 1/31/1998         23809.33              20963.54               21577.07            17332.11
 2/28/1998         25600.32              22640.91               23224.76            18562.57
 3/31/1998         26620.86              23689.07               24305.41            19360.44
 4/30/1998         26989.24              24073.40               24712.79            19600.76
 5/31/1998         26223.40              23418.02               24160.10            18975.92
 6/30/1998         27829.47              24769.25               25543.05            19629.60
 7/31/1998         27645.26              24509.83               25530.98            19264.31
 8/31/1998         23496.37              20428.06               21361.52            16361.21
 9/30/1998         25301.30              21850.42               22915.39            17530.34
10/31/1998         27334.80              23253.01               24393.27            19417.46
11/30/1998         29414.03              24809.65               26068.22            20619.26
12/31/1998         32066.29              27396.09               28934.62            22101.57
 1/31/1999         33949.16              29213.49               30813.08            23483.54
 2/28/1999         32398.26              27973.67               29548.18            22552.21
 3/31/1999         34104.54              29545.92               31227.83            23143.06
 4/30/1999         34148.15              29573.88               31334.56            23673.81
 5/31/1999         33098.69              28685.59               30296.53            23323.31
 6/30/1999         35417.08              30786.72               32402.49            24645.20
 7/31/1999         34291.48              29890.04               31385.57            24064.37
 8/31/1999         34851.78              29878.23               31392.06            23804.00
 9/30/1999         34119.65              29745.33               31073.50            23192.57
10/31/1999         36696.29              31828.73               33456.37            24481.65
11/30/1999         38676.20              33732.25               35109.85            25158.97
12/31/1999         42698.82              37967.45               39008.93            26891.83
 1/31/2000         40696.74              36688.48               37443.22            25748.45
 2/29/2000         42686.23              39917.26               39412.48            26320.14
 3/31/2000         45741.53              41586.53               42178.48            28281.82
 4/30/2000         43564.94              38956.23               38914.72            27183.28
 5/31/2000         41371.17              36608.35               36674.53            26320.14
 6/30/2000         44506.61              39346.32               39099.99            28080.05
 7/31/2000         42651.23              38521.70               38307.81            27463.52
 8/31/2000         46513.03              41995.35               41621.00            29335.52
 9/30/2000         42113.14              39199.75               38446.99            26589.95
10/31/2000         40120.44              37076.28               36414.04            25387.04
11/30/2000         34206.42              32119.42               31528.43            22099.10
12/31/2000         33124.07              32331.75               31332.48            21766.87
 1/31/2001         35412.47              33049.04               32244.20            23256.18
 2/28/2001         29400.43              28238.54               27252.31            19166.30
 3/31/2001         26201.13              25517.23               24420.95            16680.29
 4/30/2001         29514.88              28095.32               27042.74            19143.39
 5/31/2001         29080.51              27830.24               26837.13            18994.46
 6/30/2001         28407.03              26940.11               26063.83            18547.66
 7/31/2001         27697.08              25943.04               25129.71            18032.13
 8/31/2001         25432.16              23833.08               23219.41            15958.55
 9/30/2001         22892.98              21470.46               20884.69            13816.23
10/31/2001         24094.04              22309.31               21750.79            14938.94
11/30/2001         26408.66              24328.11               23743.80            16806.31
12/31/2001         26359.03              24451.93               23853.92            16577.19
 1/31/2002         25893.36              23849.21               23314.85            16153.31
 2/28/2002         24818.80              22820.90               22349.73            15145.16
 3/31/2002         25677.24              23747.60               23249.05            16027.29
 4/30/2002         23581.58              22171.16               21701.05            14560.89
 5/31/2002         23011.08              21678.40               21305.47            14285.94
 6/30/2002         20882.45              19875.41               19570.44            12693.52
 7/31/2002         19734.43              18328.05               18097.63            11845.76
 8/31/2002         19793.42              18376.77               18197.67            11903.04
 9/30/2002         17740.27              16759.59               16434.52            10975.08
10/31/2002         19367.61              18018.49               17699.61            11742.65
11/30/2002         20419.56              18763.59               18432.35            11914.50
12/31/2002         19009.06              17436.33               17148.04            11307.31
 1/31/2003         18547.80              17100.71               16752.45            11043.82
 2/28/2003         18462.63              16946.67               16572.44            10940.71
 3/31/2003         18806.24              17255.18               16883.27            11261.49
 4/30/2003         20196.71              18477.08               18119.55            11925.95
 5/31/2003         21204.83              19413.05               19007.09            12452.94
 6/30/2003         21496.81              19550.37               19164.50            12613.33
 7/31/2003         22031.72              20115.42               19720.29            12934.10
 8/31/2003         22579.68              20581.15               20205.47            13083.03
 9/30/2003         22337.95              20119.33               19775.36            12991.38
10/31/2003         23592.62              21330.79               20975.00            13713.13
11/30/2003         23839.62              21509.63               21174.57            13724.58
12/31/2003         24664.08              22104.10               21771.57            14120.22
 1/31/2004         25167.78              22518.97               22188.91            14280.68
 2/29/2004         25327.67              22628.86               22284.96            14349.45
 3/31/2004         24857.84              22355.46               22036.41            14234.84
 4/30/2004         24568.87              21833.08               21541.71            13994.15
 5/31/2004         25026.79              22280.64               21931.96            14177.53
 6/30/2004         25339.53              22607.94               22245.79            14395.29
 7/31/2004         23907.03              21266.82               20930.25            13501.32

                           [END CHART]

                 DATA FROM 7/31/94 THROUGH 7/31/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Average is an average performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 The USAA Growth Fund had a total return of 4.39% for the year ended July 31, 2004. This compares to a 5.89% return for the Lipper Large-Cap Growth Funds Average, a 6.14% return for the Lipper Large-Cap Growth Funds Index, and an 8.51% return for the Russell 1000 Growth Index.

                                 [LOGO OF LIPPER LEADER]
                                        EXPENSE

                 The Fund is listed as a Lipper Leader for Expense of 498 funds within the Lipper Large-Cap Growth Funds category for the overall period ending July 31, 2004.

                 On June 23, 2004, the Fund's Board of Directors approved a proposal to terminate its subadvisory agreement with RCM Capital Management Investors LLC (RCM) and enter into a new agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles). Loomis Sayles was appointed subadviser of a portion of the Fund's assets on July 1, 2004. Marsico Capital Management, LLC (Marsico Capital) continues to manage the other portion of the Fund's assets.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 498 FUNDS AND 353 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 109 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHY DID THE BOARD DECIDE TO CHANGE ONE OF ITS SUBADVISERS?

                 The Board was concerned with the lack of progress in terms of relative performance of the portion of the Fund's assets managed by RCM, among other factors. The Board selected Loomis Sayles based on the firm's expertise and long-term performance track record in managing large-cap growth portfolios across market cycles.

HOW WILL LOOMIS SAYLES MANAGE ITS PORTION OF THE ASSETS?

                 Loomis Sayles follows a team approach to managing assets. The co-managers who will work on the Fund have been together for more than five years, and they depend on a strong group of career analysts with an average of 17 years' experience. Their process is driven by fundamental, bottom-up analysis of individual companies, focusing on management, earnings, and valuation. When deciding to purchase a stock, the team looks at a number of different quantitative screens, including a company's long-term earnings growth rate; upward revisions to earnings estimates; accelerating or above-average revenue growth; and expanding economic profit. The team also analyzes qualitative characteristics of the companies, such as product leadership, strength of market, franchise value, barriers to entry, and quality of management. The team seeks opportunities to invest when stocks that meet its criteria are attractively priced.

HOW WAS THE LOOMIS SAYLES PORTION OF THE PORTFOLIO POSITIONED AT THE END OF THE REPORTING PERIOD?

                 Compared to the Russell 1000 Growth Index, the Loomis Sayles portion was moderately overweight in the technology sector, primarily through investments in software and computer hardware companies. It was slightly overweight in consumer discretionary stocks, with holdings such as Avon Products, Inc., Yahoo!, Inc.,

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 and eBay, Inc., along with certain traditional retailers. It was underweight in health care, primarily because the team believes the large pharmaceutical companies are performing poorly. It was slightly underweight in financial services and consumer staples, although holdings did include Proctor & Gamble Co. and Whole Foods Market, Inc.

WHAT IS THE LOOMIS SAYLES TEAM'S OUTLOOK?

                 Even though earnings growth has been better than expected in 2004, price-to-earnings multiples have compressed as investors price in risks related to interest rates, the election, and geopolitical concerns. It is our job to navigate in what has turned out to be a difficult environment. By sticking with the best growth stocks we can find, we believe we have the potential to perform well as conditions improve.

HOW DID THE MARSICO CAPITAL PORTION OF THE FUND PERFORM?

                 There were several factors that led the Fund to underperform the Russell 1000 Growth Index. Stock selection in the diversified financials industry was a major detractor, because one of our largest holdings, SLM Corp., posted a negative return. SLM Corp. is better known as Sallie Mae, the student loan marketer. Three media companies (Comcast Corp., Viacom, Inc., and Clear Channel Communications, Inc.) were among the Fund's weakest-performing positions, and all were sold, leaving the Fund with no exposure to the media sector at the end of the reporting period. Two airline companies, JetBlue Airways Corp. and Ryanair Holdings plc ADR, were significant detractors, and both were ultimately sold. The Fund had no exposure to the energy sector, which detracted from relative performance since energy was one of the strongest areas of the market. Finally, the Fund

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 was hurt by the fact that we owned Samsung Electronics Co. Ltd., which is not in the Russell 1000 Growth Index and fell by 22% during the reporting period.

WHAT INVESTMENTS IN THE MARSICO CAPITAL PORTION HELPED RELATIVE PERFORMANCE?

                 The Fund benefited from its holdings in the health care sector, which on aggregate gained more than 12% over the reporting year. Service provider UnitedHealth Group, Inc., medical device company Zimmer Holdings, Inc., and biotechnology company Genentech, Inc. were among the Fund's best-performing positions. The Fund also benefited from strong stock selection in the information technology sector, specifically within technology hardware and equipment. Standouts included
                 QUALCOMM, Inc., which gained 80%, and Intel Corp. and Cisco Systems, which gained 11% and 24%, respectively. Other top-performing positions included the banking company Countrywide Financial Corp. and homebuilder Lennar Corp. "A."

HOW WAS THE MARSICO CAPITAL PORTION POSITIONED AT THE END OF THE REPORTING YEAR?

                 Economic sector allocations emphasized health care, financials, consumer discretionary, information technology, and industrials companies. We had little or no exposure to energy, utilities, and materials.

                 We thank you for the confidence you have placed in us, and we will continue to work hard on your behalf.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 INTEL CORP. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2004.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------
          TOP 10 EQUITY HOLDINGS
           (% of Net Assets)
----------------------------------------

UnitedHealth Group, Inc.            3.5%

QUALCOMM, Inc.                      3.4%

Zimmer Holdings, Inc.               3.3%

Proctor & Gamble Co.                3.1%

Dell, Inc.                          3.0%

Genentech, Inc.                     3.0%

Microsoft Corp.                     3.0%

eBay, Inc.                          2.8%

General Electric Co.                2.7%

Countrywide Financial Corp.         2.6%
----------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------


          ASSET ALLOCATION
             7/31/2004

   [PIE CHART OF ASSET ALLOCATION]

Information Technology          25.7%
Health Care                     20.2%
Consumer Discretionary          15.5%
Financials                      12.2%
Industrials                     11.0%
Consumer Staples                 7.8%
Energy                           2.8%
Telecommunication Services       1.9%
Materials                        0.2%
Other*                           2.8%

           [END PIE CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
======================----------------------------------------------------------
                       Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA GROWTH FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Growth Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 10, 2004

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND
JULY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              COMMON STOCKS (97.3%)

              AEROSPACE & DEFENSE (0.6%)
    5,271     General Dynamics Corp.                                                  $   521
  119,521     Honeywell International, Inc.                                             4,495
                                                                                      -------
                                                                                        5,016
                                                                                      -------
              AIR FREIGHT & LOGISTICS (1.9%)
  132,100     Expeditors International of Washington, Inc.                              6,131
  108,706     FedEx Corp.                                                               8,901
                                                                                      -------
                                                                                       15,032
                                                                                      -------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.2%)
  225,500     Coach, Inc.*                                                              9,649
                                                                                      -------
              APPAREL RETAIL (1.1%)
  150,800     Chico's FAS, Inc.*                                                        6,314
  125,125     Gap, Inc.                                                                 2,840
                                                                                      -------
                                                                                        9,154
                                                                                      -------
              APPLICATION SOFTWARE (0.9%)
  174,400     Autodesk, Inc.                                                            7,011
                                                                                      -------
              BIOTECHNOLOGY (5.1%)
   99,800     Amgen, Inc.*                                                              5,677
  180,900     Biogen Idec, Inc.*                                                       10,854
  488,602     Genentech, Inc.*                                                         23,785
                                                                                      -------
                                                                                       40,316
                                                                                      -------
              CASINOS & GAMING (0.7%)
   62,142     Mandalay Resort Group                                                     4,194
   30,594     Wynn Resorts Ltd.*                                                        1,095
                                                                                      -------
                                                                                        5,289
                                                                                      -------
              COMMUNICATIONS EQUIPMENT (9.4%)
  920,000     Cisco Systems, Inc.*                                                     19,191
  763,800     Corning, Inc.*                                                            9,441
  309,100     Juniper Networks, Inc.*                                                   7,097
  758,707     Motorola, Inc.                                                           12,086
  386,253     QUALCOMM, Inc.                                                           26,682
                                                                                      -------
                                                                                       74,497
                                                                                      -------
              COMPUTER HARDWARE (4.3%)
  332,400     Apple Computer, Inc.*                                                    10,750
  663,864     Dell, Inc.*                                                              23,547
                                                                                      -------
                                                                                       34,297
                                                                                      -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JULY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
  129,542     Caterpillar, Inc.                                                       $ 9,520
                                                                                      -------
              CONSUMER FINANCE (3.3%)
  151,925     American Express Co.                                                      7,634
  188,100     MBNA Corp.                                                                4,644
  367,629     SLM Corp.                                                                13,941
                                                                                      -------
                                                                                       26,219
                                                                                      -------
              DEPARTMENT STORES (0.8%)
  154,800     Nordstrom, Inc.                                                           6,796
                                                                                      -------
              DRUG RETAIL (0.3%)
   57,083     CVS Corp.                                                                 2,390
                                                                                      -------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
   37,718     Monsanto Co.                                                              1,368
                                                                                      -------
              FOOD RETAIL (1.3%)
  125,600     Whole Foods Market, Inc.                                                 10,339
                                                                                      -------
              FOOTWEAR (0.8%)
   88,728     Nike, Inc. "B"                                                            6,451
                                                                                      -------
              HEALTH CARE EQUIPMENT (8.5%)
  130,275     Biomet, Inc.                                                              5,731
  219,352     Boston Scientific Corp.*                                                  8,392
  124,151     Medtronic, Inc.                                                           6,166
  172,269     St. Jude Medical, Inc.*                                                  11,737
  180,300     Stryker Corp.                                                             8,597
   15,767     Wright Medical Group, Inc.*                                                 436
  347,432     Zimmer Holdings, Inc.*                                                   26,512
                                                                                      -------
                                                                                       67,571
                                                                                      -------
              HEALTH CARE SERVICES (0.6%)
   54,479     Quest Diagnostics, Inc.                                                   4,472
                                                                                      -------
              HOME ENTERTAINMENT SOFTWARE (2.0%)
  313,894     Electronic Arts, Inc.*                                                   15,735
                                                                                      -------
              HOME IMPROVEMENT RETAIL (1.8%)
  290,402     Lowe's Companies, Inc.                                                   14,148
                                                                                      -------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JULY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              HOMEBUILDING (1.1%)
  109,302     Lennar Corp. "A"                                                        $ 4,665
   16,872     Lennar Corp. "B"                                                            670
   45,776     M.D.C. Holdings, Inc.                                                     3,074
                                                                                      -------
                                                                                        8,409
                                                                                      -------
              HOTELS, RESORTS, & CRUISE LINES (1.9%)
   59,065     Four Seasons Hotels, Inc. (Canada)(a)                                     3,585
  110,915     Royal Caribbean Cruises Ltd.                                              4,742
  151,900     Starwood Hotels & Resorts Worldwide, Inc.                                 6,835
                                                                                      -------
                                                                                       15,162
                                                                                      -------
              HOUSEHOLD PRODUCTS (3.1%)
  473,872     Procter & Gamble Co.                                                     24,712
                                                                                      -------
              HYPERMARKETS & SUPER CENTERS (0.6%)
   93,871     Wal-Mart Stores, Inc.                                                     4,976
                                                                                      -------
              INDUSTRIAL CONGLOMERATES (4.9%)
  121,100     3M Co.                                                                    9,974
  657,142     General Electric Co.                                                     21,850
  218,940     Tyco International Ltd.                                                   6,787
                                                                                      -------
                                                                                       38,611
                                                                                      -------
              INDUSTRIAL MACHINERY (1.5%)
  234,400     Danaher Corp.                                                            11,872
                                                                                      -------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   71,502     Verizon Communications, Inc.                                              2,756
                                                                                      -------
              INTERNET RETAIL (2.8%)
  280,847     eBay, Inc.*                                                              21,999
                                                                                      -------
              INTERNET SOFTWARE & SERVICES (1.1%)
  288,075     Yahoo!, Inc.*                                                             8,873
                                                                                      -------
              INVESTMENT BANKING & BROKERAGE (1.6%)
   54,562     Goldman Sachs Group, Inc.                                                 4,812
  168,118     Merrill Lynch & Co., Inc.                                                 8,359
                                                                                      -------
                                                                                       13,171
                                                                                      -------
              MANAGED HEALTH CARE (3.5%)
  447,768     UnitedHealth Group, Inc.                                                 28,165
                                                                                      -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JULY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.6%)
  179,700     American International Group, Inc.                                      $12,696
                                                                                      -------
              OFFICE ELECTRONICS (1.0%)
   93,900     Zebra Technologies Corp. "A"*                                             7,759
                                                                                      -------
              OIL & GAS EXPLORATION & PRODUCTION (2.8%)
  244,000     Apache Corp.                                                             11,353
  365,900     XTO Energy, Inc.                                                         10,941
                                                                                      -------
                                                                                       22,294
                                                                                      -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  307,550     Citigroup, Inc.                                                          13,560
                                                                                      -------
              PERSONAL PRODUCTS (1.7%)
  313,000     Avon Products, Inc.                                                      13,462
                                                                                      -------
              PHARMACEUTICALS (2.5%)
  220,200     Johnson & Johnson, Inc.                                                  12,171
  152,600     Pfizer, Inc.                                                              4,877
   25,816     Roche Holdings AG (Switzerland)                                           2,553
                                                                                      -------
                                                                                       19,601
                                                                                      -------
              REGIONAL BANKS (0.1%)
   13,798     UCBH Holdings, Inc.                                                         539
                                                                                      -------
              RESTAURANTS (1.5%)
  248,225     Starbucks Corp.*                                                         11,657
                                                                                      -------
              SEMICONDUCTORS (1.9%)
  162,325     Maxim Integrated Products, Inc.                                           7,808
   21,080     Samsung Electronics Co. Ltd. (South Korea)                                7,516
                                                                                      -------
                                                                                       15,324
                                                                                      -------
              SOFT DRINKS (0.8%)
  133,285     PepsiCo, Inc.                                                             6,664
                                                                                      -------
              SPECIALIZED FINANCE (1.3%)
   41,100     Chicago Mercantile Exchange Holdings, Inc.                                5,158
   80,000     Moody's Corp.                                                             5,448
                                                                                      -------
                                                                                       10,606
                                                                                      -------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SPECIALTY STORES (1.8%)
    33,324     Bed Bath & Beyond, Inc.*                                              $  1,179
   209,900     PETsMART, Inc.                                                           6,509
   183,676     Tiffany & Co.                                                            6,567
                                                                                     --------
                                                                                       14,255
                                                                                     --------
               SYSTEMS SOFTWARE (5.1%)
   148,325     Adobe Systems, Inc.                                                      6,256
   835,400     Microsoft Corp.                                                         23,776
   217,900     Symantec Corp.*                                                         10,189
                                                                                     --------
                                                                                       40,221
                                                                                     --------
               THRIFTS & MORTGAGE FINANCE (2.6%)
   287,422     Countrywide Financial Corp.                                             20,723
                                                                                     --------
               TRADING COMPANIES & DISTRIBUTORS (0.9%)
   116,950     Fastenal Co.                                                             7,295
                                                                                     --------
               WIRELESS TELECOMMUNICATION SERVICES (1.6%)
   562,300     Nextel Communications, Inc. "A"*                                        12,798
                                                                                     --------
               Total common stocks (cost: $723,292)                                   773,430
                                                                                     --------
               MONEY MARKET INSTRUMENTS (2.6%)

               MONEY MARKET FUNDS
 1,398,203     SSgA Money Market Fund, 0.94%(b)                                         1,398
19,306,965     SSgA Prime Money Market Fund, 1.13%(b)                                  19,307
                                                                                     --------
               Total money market instruments (cost: $20,705)                          20,705
                                                                                     --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (0.2%)

               MONEY MARKET FUNDS
   575,000     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.24%(b)            575
 1,000,000     Merrill Lynch Premier Institutional Fund, 1.27%(b)                       1,000
                                                                                     --------
               Total short-term investments purchased with cash collateral
                  from securities loaned (cost: $1,575)                                 1,575
                                                                                     --------
               TOTAL INVESTMENTS (COST: $745,572)                                    $795,710
                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2004.

         (b) Rate represents the money market fund annualized seven-day yield at July 31, 2004.

         *   Non-income-producing security for the year ended July 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND
JULY 31, 2004

ASSETS
   Investments in securities, at market value (including securities
      on loan of $1,517) (identified cost of $745,572)                             $  795,710
   Receivables:
      Capital shares sold                                                                 497
      USAA Investment Management Company                                                  525
      Dividends and interest                                                              482
      Securities sold                                                                   8,079
                                                                                   ----------
         Total assets                                                                 805,293
                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                  1,575
      Securities purchased                                                              7,688
      Capital shares redeemed                                                             484
   Accrued management fees                                                                462
   Accrued transfer agent's fees                                                            2
   Other accrued expenses and payables                                                    108
                                                                                   ----------
         Total liabilities                                                             10,319
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $  794,974
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $1,199,353
   Accumulated overdistribution of net investment income                                 (117)
   Accumulated net realized loss on investments                                      (454,399)
   Net unrealized appreciation of investments                                          50,138
   Net unrealized depreciation on foreign currency translations                            (1)
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $  794,974
                                                                                   ==========
   Capital shares outstanding                                                          67,495
                                                                                   ==========
   Authorized shares of $.01 par value                                                150,000
                                                                                   ==========
   Net asset value, redemption price, and offering price per share                 $    11.78
                                                                                   ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $66)                     $  7,911
   Interest                                                                  121
   Securities lending                                                         24
                                                                        --------
      Total income                                                         8,056
                                                                        --------
EXPENSES
   Management fees                                                         5,841
   Administrative and servicing fees                                       1,238
   Transfer agent's fees                                                   2,195
   Custody and accounting fees                                               197
   Postage                                                                   244
   Shareholder reporting fees                                                 90
   Directors' fees                                                             5
   Registration fees                                                          32
   Professional fees                                                          61
   Other                                                                      22
                                                                        --------
      Total expenses                                                       9,925
   Expenses reimbursed                                                    (1,671)
   Expenses paid indirectly                                                 (199)
                                                                        --------
      Net expenses                                                         8,055
                                                                        --------
NET INVESTMENT INCOME                                                          1
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                         74,478
      Foreign currency transactions                                          (77)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        (40,214)
      Foreign currency translations                                          (64)
                                                                        --------
         Net realized and unrealized gain                                 34,123
                                                                        --------
Increase in net assets resulting from operations                        $ 34,124
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND
YEARS ENDED JULY 31,

                                                                    2004             2003
                                                                -------------------------
FROM OPERATIONS
   Net investment income                                        $      1         $    365
   Net realized gain (loss) on investments                        74,478          (14,470)
   Net realized loss on foreign currency transactions                (77)             (68)
   Change in net unrealized appreciation/depreciation of:
     Investments                                                 (40,214)          78,097
     Foreign currency translations                                   (64)              63
                                                                -------------------------
        Increase in net assets resulting from operations          34,124           63,987
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (366)               -
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      88,381           62,878
   Shares issued for dividends reinvested                            358                -
   Cost of shares redeemed                                       (97,227)         (85,447)
                                                                -------------------------
     Decrease in net assets from capital share
        transactions                                              (8,488)         (22,569)
                                                                -------------------------
Net increase in net assets                                        25,270           41,418

NET ASSETS
     Beginning of period                                         769,704          728,286
                                                                -------------------------
     End of period                                              $794,974         $769,704
                                                                =========================
   Accumulated undistributed(overdistribution of)
     net investment income:
     End of period                                              $   (117)        $    298
                                                                =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     7,278            6,108
   Shares issued for dividends reinvested                             29                -
   Shares redeemed                                                (7,998)          (8,381)
                                                                -------------------------
     Decrease in shares outstanding                                 (691)          (2,273)
                                                                =========================

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Growth Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

                    Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2004, the Fund did not invest in any repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

                 in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, brokerage

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

                 commission reimbursements and custodian credits reduced the Fund's expenses by $198,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $199,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have both committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. However, because Bank of America is an affiliate of one of the Fund's subadvisers, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund may not initiate any borrowings from the $50 million Bank of America commitment.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended July 31, 2004, the Fund paid CAPCO facility fees of $6,000. The Fund had no borrowings under either of these agreements during the year ended July 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses and net operating losses resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $28,000, decrease

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

         accumulated undistributed net investment income by $50,000, and decrease accumulated net realized loss on investments by $78,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                                       2004              2003
                                                     ------------------------
         Ordinary income*                            $366,000             $-

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended July 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $366,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Accumulated capital and other losses                     $(450,694,000)
         Unrealized appreciation of investments                      46,316,000
         Unrealized depreciation on foreign currency translations        (1,000)

         The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2004, the Fund utilized capital loss carryovers of $65,643,000 to offset capital gains. At July 31, 2004, the Fund had a current post-October deferred currency

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

         loss of $117,000 and capital loss carryovers of $450,577,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS                  BALANCE          EXPIRES
         -----------------------------------------------------------------------
                                                $252,843,000         2010
                                                 197,734,000         2011
                                                ------------
         Total                                  $450,577,000
                                                ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2004, were $963,233,000 and $981,242,000, respectively.

         The cost of securities at July 31, 2004, for federal income tax purposes, was $749,394,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2004, for federal income tax purposes, were $68,157,000 and $21,841,000, respectively, resulting in net unrealized appreciation of $46,316,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

         the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of July 31, 2004, the Fund did not have any open foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2004, the Fund received securities-lending income of $24,000, which is net of the 20% income retained by MetWest. As of July 31, 2004, the Fund loaned securities having a fair market value of approximately $1,517,000 and received cash collateral of $1,575,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors. The Fund is authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

                 which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $5,841,000, which is net of a performance adjustment of $(350,000) that decreased the base management fee of 0.75% by 0.04%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Marsico Capital, under which Loomis Sayles and Marsico Capital direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Loomis Sayles and Marsico Capital subadvisory fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles and Marsico Capital each manage. Prior to July 1, 2004, RCM Capital Management LLC (RCM) and Marsico Capital were subadvisers of the Fund and were paid subadvisory fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that RCM and Marsico Capital each managed. For the year ended July 31, 2004, the Manager paid subadvisory fees to Loomis Sayles, RCM, and Marsico Capital of $88,000, $970,000, and $595,000,
                 respectively.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,238,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2004, the Fund incurred reimbursable expenses of $1,671,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,195,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JULY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------
                                                2004            2003            2002              2001             2000
                                            ---------------------------------------------------------------------------
Net asset value at beginning of period      $  11.29        $  10.34        $  15.74        $    24.50       $    24.03
                                            ---------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   .00(d)          .00(d)         (.04)(a)          (.07)(a)         (.03)(a)
  Net realized and unrealized gain (loss)        .50             .95           (5.36)(a)         (8.18)(a)         3.06(a)
                                            ---------------------------------------------------------------------------
Total from investment operations                 .50             .95           (5.40)(a)         (8.25)(a)         3.03(a)
                                            ---------------------------------------------------------------------------
Less distributions:
  From net investment income                    (.01)              -               -                 -             (.02)
  From realized capital gains                      -               -               -              (.51)           (2.54)
                                            ---------------------------------------------------------------------------
Total distributions                             (.01)              -               -              (.51)           (2.56)
                                            ---------------------------------------------------------------------------
Net asset value at end of period            $  11.78        $  11.29        $  10.34        $    15.74       $    24.50
                                            ===========================================================================
Total return (%)*                               4.39            9.19          (34.31)           (34.34)           14.13
Net assets at end of period (000)           $794,974        $769,704        $728,286        $1,188,743       $1,874,570
Ratio of expenses to average
  net assets (%)**                              1.00(b,c)       1.00(b,c)       1.00(b,c)          .99(b)           .96(b)
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**                          1.20(b)         1.28(b)         1.22(b)              -                -
Ratio of net investment income to
  average net assets (%)**                       .00(e)          .05            (.27)             (.39)            (.11)
Portfolio turnover (%)                        119.52           54.10          114.41            101.08           133.43

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2004, average net assets were $825,176,000.
(a) Calculated using average shares.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                (.02%)          (.01%)             -                 -                -
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
    Fund's average net assets.
(d) Represents less than $0.01 per share.
(e) Represents less than 0.01%.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH FUND
JULY 31, 2004

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2004 -
                                      FEBRUARY 1, 2004        JULY 31, 2004           JULY 31, 2004
                                      ----------------------------------------------------------------
         Actual                        $1,000.00             $  945.40                 $4.67
         Hypothetical
           (5% return before expenses)  1,000.00              1,020.06                  4.85

         *Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (5.46%) for the six-month period of February 1, 2004, to July 31, 2004.

40

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

46

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WILL BE AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS WILL BE AVAILABLE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23419-0904                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.